Income Taxes - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 INR (₨)	Mar. 31, 2017
Disclosure of income taxes [line items]
Unrecognized deferred tax liability on undistributed profits of certain subsidiaries			₨ 308,213.9	₨ 476,295.6
Tax impact of change in statutory tax rate amount		$ 12.7	₨ 929.6	₨ 3,973.5		₨ 4,540.4
United Kingdom [Member]
Disclosure of income taxes [line items]
Tax rate							17.00%
Tax Rate Effect Of Deferred Tax On Assets		19.00%	19.00%	19.00%	19.00%	17.60%
Tax Rate Effect Of Deferred Tax On Liabilities		19.00%	19.00%	19.00%	19.00%	17.40%
United Kingdom [Member] | After Amendment [Member]
Disclosure of income taxes [line items]
Tax impact of change in statutory tax rate amount				₨ 4,145.8	£ 49.2
Scenario plan [Member] | United Kingdom [Member] | After Amendment [Member]
Disclosure of income taxes [line items]
Tax rate	19.00%
Scenario plan [Member] | United Kingdom [Member] | Before Amendment [Member]
Disclosure of income taxes [line items]
Tax rate	17.00%
Indefinitely [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets			₨ 106,150.7
Specified period [Member]
Disclosure of income taxes [line items]
Unrecognized deferred tax assets			₨ 86,970.4